Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Finance Cost [Abstract]
Schedule of finance costs
	2021	2020
	USD	USD

Interest on convertible loans (note 24)	1,836,468	188,138
Fair value movements on convertible notes (note 24)	453,331	1,291,551
Interest on working capital loans (note 24)	221,372	-
Bank interest and other charges	110,813	60,844
Interest on lease liabilities (note 20)	57,779	74,149
Transaction and other costs	-	150,000
	2,679,763	1,764,682